Reconciliation of Changes in Liabilities arising from Financing Activities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from financing activities
Proceeds from loans and borrowings	€ 55,552,179	€ 53,577,777	€ 59,368,855
Repayment loans and borrowings	(44,431,773)	(60,473,984)	(58,931,938)
Payment of lease liabilities	(2,031,598)	(3,627,998)	(1,748,088)
Interest paid	(880,419)	(1,236,102)	(1,584,082)
Net cash provided by (used in) financing activities	8,208,389	76,236,946	(2,795,254)
Ending Balance	75,959,246
Total financial liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	32,276,696	44,268,924
Cash flows from financing activities
Proceeds from loans and borrowings	55,552,179	53,577,777
Repayment loans and borrowings	(44,431,773)	(60,473,984)
Payment of lease liabilities	(2,031,598)	(3,627,998)
Interest paid	(880,419)	(1,236,102)
Net cash provided by (used in) financing activities	8,208,389	(11,760,307)
Foreign currency effect	3,524,112	(2,544,404)
New leases	2,657,055	878,414
Disposal of leases	(168,183)
Accretion of interest	1,118,525	1,434,069
Ending Balance	47,616,593	32,276,696	44,268,924
Loans.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	22,286,346	31,445,928
Cash flows from financing activities
Proceeds from loans and borrowings	53,940,417	53,577,777
Repayment loans and borrowings	(44,431,773)	(60,398,873)
Interest paid	(880,419)	(1,236,102)
Net cash provided by (used in) financing activities	8,628,225	(8,057,198)
Foreign currency effect	3,440,350	(2,338,486)
Accretion of interest	903,061	1,236,102
Ending Balance	35,257,983	22,286,346	31,445,928
Financial Liabilities Due to Third Parties
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	775,922	851,032
Cash flows from financing activities
Proceeds from loans and borrowings	1,611,762
Repayment loans and borrowings		(75,110)
Net cash provided by (used in) financing activities	1,611,762	(75,110)
Ending Balance	2,387,683	775,922	851,032
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	9,214,428	11,971,963
Cash flows from financing activities
Payment of lease liabilities	(2,031,598)	(3,627,998)
Net cash provided by (used in) financing activities	(2,031,598)	(3,627,998)
Foreign currency effect	83,761	(205,918)
New leases	2,657,055	878,414
Disposal of leases	(168,183)
Accretion of interest	215,464	197,967
Ending Balance	€ 9,970,927	€ 9,214,428	€ 11,971,963